Average Annual Total Returns - SelectPortfoliosGroup2-ConsumerStaplesSector-RetailPRO - SelectPortfoliosGroup2-ConsumerStaplesSector-RetailPRO - Select Consumer Staples Portfolio	Apr. 29, 2025
Select Consumer Staples Portfolio | Return Before Taxes
Average Annual Return:
Past 1 year	5.56%
Past 5 years	6.69%
Past 10 years	6.08%
Select Consumer Staples Portfolio | After Taxes on Distributions
Average Annual Return:
Past 1 year	3.57%
Past 5 years	5.10%
Past 10 years	4.39%
Select Consumer Staples Portfolio | After Taxes on Distributions and Sales
Average Annual Return:
Past 1 year	4.72%
Past 5 years	5.06%
Past 10 years	4.52%
SP001
Average Annual Return:
Past 1 year	25.02%
Past 5 years	14.53%
Past 10 years	13.10%
F1506
Average Annual Return:
Past 1 year	13.38%
Past 5 years	8.32%
Past 10 years	8.18%